Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Schedule of Right of Use (Details) € in Thousands	6 Months Ended
Jun. 30, 2022 EUR (€)
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	€ 6,869
Ending balance	2,641
GROSS VALUE
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	11,019
Increase	6
Decrease	(3,130)
FX rate impact	149
Reclassification	(1,263)
Ending balance	6,781
ACCUMULATED DEPRECIATION
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	(4,150)
Amortization	(507)
Depreciation	(811)
Decrease	108
FX rate impact	(42)
Reclassification	1,263
Ending balance	(4,140)
Buildings
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	6,511
Ending balance	2,320
Buildings | GROSS VALUE
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	9,445
Increase	0
Decrease	(3,130)
FX rate impact	149
Reclassification	(1,263)
Ending balance	5,201
Buildings | ACCUMULATED DEPRECIATION
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	(2,934)
Amortization	(468)
Depreciation	(811)
Decrease	108
FX rate impact	(39)
Reclassification	1,263
Ending balance	(2,881)
Plant, equipment and tooling
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	317
Ending balance	287
Plant, equipment and tooling | GROSS VALUE
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	1,350
Increase	0
Decrease
FX rate impact
Reclassification	0
Ending balance	1,350
Plant, equipment and tooling | ACCUMULATED DEPRECIATION
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	(1,033)
Amortization	(26)
Depreciation
Decrease	0
FX rate impact	(3)
Reclassification	0
Ending balance	(1,063)
Transport equipment
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	41
Ending balance	34
Transport equipment | GROSS VALUE
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	106
Increase	6
Decrease	0
FX rate impact	0
Reclassification	0
Ending balance	112
Transport equipment | ACCUMULATED DEPRECIATION
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	(65)
Amortization	(13)
Depreciation
Decrease	0
FX rate impact	0
Reclassification	0
Ending balance	(78)
Office equipment and computers
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	0
Ending balance	0
Office equipment and computers | GROSS VALUE
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	118
Increase	0
Decrease	0
FX rate impact	0
Reclassification	0
Ending balance	118
Office equipment and computers | ACCUMULATED DEPRECIATION
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	(118)
Amortization	0
Depreciation
Decrease	0
FX rate impact	0
Reclassification	0
Ending balance	€ (118)